Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Jun. 14, 2024	May 20, 2024	Apr. 01, 2024	Dec. 26, 2023	Jun. 30, 2024	Dec. 31, 2023
Shareholders' Equity [Line Items]
Sold ordinary shares			1,339,285
Purchase price per share (in Dollars per share)	$ 1.3
Exercise price (in Dollars per share)		$ 2.25		$ 1.28
Exercise price per share (in Dollars per share)				$ 0.001
Aggregate proceeds (in Dollars)	$ 3,102
Sold ordinary shares	941,541
Ordinary shares issued					45,000
Additional offering direct costs (in Dollars)	$ 343
Percentage of agent fees in warrants issued	7.00%
December Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrant to purchase				1,656,250
Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Purchase price per share (in Dollars per share)	$ 1.3
Exercise price (in Dollars per share)				$ 0.001
Issued additional shares	1,709,760
Aggregate proceeds (in Dollars)				$ 3,424
Offering cost under shareholders equity (in Dollars)				$ 454
Exercise price per share (in Dollars per share)	$ 0.001
Ordinary shares issued	1,709,760
Placement Agent Warrants [Member]
Shareholders' Equity [Line Items]
Warrant to purchase				212,188
Purchase price per share (in Dollars per share)			$ 1.232
Exercise price (in Dollars per share)	$ 1.56
Aggregate percentage of common stock sale				7.00%
Exercise price per share (in Dollars per share)				$ 1.6
Issuance of warrants expire					5 years
Issuance cost to underwriter (in Dollars)				$ 131
Warrant [Member]
Shareholders' Equity [Line Items]
Sold ordinary shares		220,000
Issuance costs (in Dollars)		$ 56
June Pre-Funded Warrant [Member]
Shareholders' Equity [Line Items]
Exercise price (in Dollars per share)	$ 0.001
June Placement Agent Warrants [Member]
Shareholders' Equity [Line Items]
Issuance cost to underwriter (in Dollars)				$ 131
Ordinary shares issued	185,591
Warrants issued to agent on June transaction (in Dollars)					$ 202
April Offering [Member]
Shareholders' Equity [Line Items]
Aggregate proceeds (in Dollars)			$ 1,651
Maximum [Member] | Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Purchase price per share (in Dollars per share)				$ 1.28
Minimum [Member] | Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Purchase price per share (in Dollars per share)				0.001
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Purchase price per share (in Dollars per share)				$ 1.28
Issued additional shares				1,375,000	2,280,826
Options exercise shares						37,972
Ordinary shares issued					45,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Purchase of warrants	185,591
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Issued additional shares				1,656,250
Ordinary Shares [Member] | Private Warrants [Member]
Shareholders' Equity [Line Items]
Aggregate ordinary shares to purchase				3,031,250
ATM [Member]
Shareholders' Equity [Line Items]
Sold ordinary shares						17,566
December Offering [Member]
Shareholders' Equity [Line Items]
Sold ordinary shares				1,375,000
Purchase price per share (in Dollars per share)				$ 1.28
Restricted Stock Units [Member]
Shareholders' Equity [Line Items]
Aggregate of ordinary shares						1,226,448
IPO [Member]
Shareholders' Equity [Line Items]
Proceeds received (in Dollars)	$ 3,102